Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	3
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

		Note Interest
	Dollar Amount	Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,296,601.30

Principal:
Principal Collections	$25,519,097.83
Prepayments in Full	$20,336,559.65
Liquidation Proceeds	$226,874.75
Recoveries	$241.50

Sub Total	$46,082,773.73

Collections	$50,379,375.03

Purchase Amounts:
Purchase Amounts Related to Principal	$65,109.68
Purchase Amounts Related to Interest	$397.08

Sub Total	$65,506.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$50,444,881.79

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	3
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,444,881.79
Servicing Fee	$938,158.12	$938,158.12	$0.00	$0.00	$49,506,723.67
Interest — Class A-1 Notes	$38,778.82	$38,778.82	$0.00	$0.00	$49,467,944.85
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$49,324,931.52
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$49,053,897.35
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$48,789,911.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,789,911.10
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$48,723,588.43
Second Priority Principal Payment	$7,871,072.96	$7,871,072.96	$0.00	$0.00	$40,852,515.47
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$40,803,848.97
Third Priority Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$18,513,848.97
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$18,454,223.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,454,223.22
Regular Principal Payment	$125,664,062.66	$18,454,223.22	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$50,444,881.79

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$7,871,072.96
Third Priority Principal Payment	$22,290,000.00
Regular Principal Payment	$18,454,223.22

Total	$48,615,296.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments			Noteholder Interest Payments			Total Payment
		Per $1,000 of			Per $1,000 of			Per $1,000 of Original
	Actual	Original Balance		Actual	Original Balance		Actual	Balance
Class A-1 Notes	$48,615,296.18	$190.65		$38,778.82	$0.15		$48,654,075.00	$190.80
Class A-2 Notes	$0.00	$0.00		$143,013.33	$0.52		$143,013.33	$0.52
Class A-3 Notes	$0.00	$0.00		$271,034.17	$0.81		$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00		$263,986.25	$1.38		$263,986.25	$1.38
Class B Notes	$0.00	$0.00		$66,322.67	$1.98		$66,322.67	$1.98
Class C Notes	$0.00	$0.00		$48,666.50	$2.18		$48,666.50	$2.18
Class D Notes	$0.00	$0.00		$59,625.75	$2.68		$59,625.75	$2.68

Total	$48,615,296.18	$42.75	a/	$891,427.49	$0.78	a/	$49,506,723.67	$43.54	a/

a/	Per $1000 of Original Balance calculation updated to reflect Original Note Balance not Beginning of Period Balance.

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	3
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$155,825,135.62	0.6110790	$107,209,839.44	0.4204307
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$1,037,935,135.62	0.9127834	$989,319,839.44	0.8700300

Pool Information
Weighted Average APR	4.662%	4.633%
Weighted Average Remaining Term	54.86	54.06
Number of Receivables Outstanding	52,345	50,478
Pool Balance	$1,125,789,744.82	$1,079,559,144.41
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,028,378,645.85	$985,484,062.66
Pool Factor	0.9234807	0.8855580
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$16,193,387.17
Yield Supplement Overcollateralization Amount	$94,075,081.75
Targeted Overcollateralization Amount	$98,077,746.51
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$90,239,304.97
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	3
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	184	$82,958.50
(Recoveries)	1	$241.50

Net Losses for Current Collection Period		$82,717.00
Cumulative Net Losses Last Collection Period		$24,222.73

Cumulative Net Losses for all Collection Periods		$106,939.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.09%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	0.50%	245	$5,382,118.39
61-90 Days Delinquent	0.05%	20	$529,878.66
91-120 Days Delinquent	0.00%	1	$26,002.96
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.55%	266	$5,938,000.01

Repossesion Inventory:

Repossesed in the Current Collection Period		25	$581,331.09
Total Repossesed Inventory		27	$659,912.36

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0010%
Preceding Collection Period			0.0243%
Current Collection Period			0.0900%
Three Month Average			0.0384%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0056%
Preceding Collection Period			0.0248%
Current Collection Period			0.0416%
Three Month Average			0.0240%